Basis of Preparation of the Financial Statements (Schedule of Consolidated Statements of Financial Position) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current tax assets, net		₪ 4	₪ 25
Retained earnings		1,436	₪ 1,322
According to the previous policy [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Intangible assets and others, net		1,167
Current tax assets, net		22
Retained earnings		1,365
Effect of the standard [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Intangible assets and others, net	[1]	93
Current tax assets, net	[1]	(22)
Retained earnings	[1]	71
According to IFRS 15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Intangible assets and others, net		1,260
Current tax assets, net
Retained earnings		₪ 1,436

[1]	According to the standard, incremental costs of obtaining a contract with a customer are recognized as an asset when it is probable that the Group will recover those costs. Accordingly, incremental incentives and commissions paid to Group employees and resellers for securing contracts with customers, are recognized as an asset and amortized to profit or loss in accordance with the expected service period from these contracts.